Income Taxes - Components of Income Tax Provision (Benefit) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current tax expense:
Federal	$ (4.3)	$ (8.6)	$ 35.4
State and local	(3.9)	(6.5)	5.5
Foreign	85.2	68.8	76.3
Total current	77.0	53.7	117.2
Deferred tax expense (benefit) :
Federal	3.4	(231.2)	(54.1)
State and local	10.3	(24.8)	(5.2)
Foreign	(6.7)	(62.4)	(1.2)
Total deferred tax benefit	7.0	(318.4)	(60.5)
Total provision (benefit)	$ 84.0	$ (264.7)	$ 56.7